Leases (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Leases Details Narrative
Rental expense for operating leases	$ 95	$ 100	$ 119
Early cancellation fee for leases	$ 90